Debt and Lease Liabilities - Schedule of debt and lease liabilities outstanding (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Apr. 03, 2025	Mar. 31, 2025 MXN ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2017 MXN ($)
Debt and Lease Liabilities
Principal	$ 87,175,965	$ 3,438,530
Finance Costs	(1,181,825)
Interest Payable						$ 1,425,047
Total debt	85,994,140					102,955,173
Less: Current portion of long-term debt, excluding interest payable						1,425,047
Principal amount of current portion of long-term debt	3,736,982	207,420
Less: Current portion of long-term debt	3,736,982					4,556,950
Lease liabilities:
Total lease liabilities	5,435,988					5,386,639
Less: Current portion	1,583,871					1,242,957
Lease liabilities, net of current portion	3,852,117					4,143,682
Principal amount of long-term debt, net of current portion	83,438,983	3,231,110
Finance Cost on long-term debt, net of current portion	(1,181,825)
Long-term debt, net of current portion	82,257,158					98,398,223
Satellite Transponders
Lease liabilities:
Total lease liabilities	1,062,504					1,866,747
Telecommunications network lease agreement
Lease liabilities:
Total lease liabilities	514,269					538,356
Others
Lease liabilities:
Total lease liabilities	3,859,215					2,981,536
U.S. Dollar
Debt and Lease Liabilities
Principal	61,950,275	$ 3,438,530
Finance Costs	(1,044,297)
Principal, Net of Finance Costs	60,905,978
Interest Payable	1,203,742
Total debt						75,238,943
Mexican Peso
Debt and Lease Liabilities
Principal	25,225,690
Finance Costs	(137,528)
Principal, Net of Finance Costs	25,088,162
Interest Payable	$ 221,305
Total debt						27,716,230
TIIE
Lease liabilities:
Variable interest rate spread (as a percent)			1.09%
6.625% Senior Notes due 2025
Debt and Lease Liabilities
Principal				$ 3,906,655	$ 219,400
Lease liabilities:
Borrowing interest rate (as a percent)				6.625%	6.625%
6.625% Senior Notes due 2025 | U.S. Dollar
Debt and Lease Liabilities
Total debt						4,556,950
Lease liabilities:
Borrowing interest rate (as a percent)	6.625%	6.625%
4.625% Senior Notes due 2026 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 3,736,982	$ 207,420
Principal, Net of Finance Costs	$ 3,736,982
Effective Interest Rate	5.03%	5.03%
Interest Payable	$ 86,418
Total debt						4,323,522
Lease liabilities:
Borrowing interest rate (as a percent)	4.625%	4.625%
8.50% Senior Notes due 2032 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 5,404,950	$ 300,000
Finance Costs	(31,109)
Principal, Net of Finance Costs	$ 5,373,841
Effective Interest Rate	9.00%	9.00%
Interest Payable	$ 140,378
Total debt						6,226,262
Lease liabilities:
Borrowing interest rate (as a percent)	8.50%	8.50%
6.625% Senior Notes due 2040 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 10,809,900	$ 600,000
Finance Costs	(136,097)
Principal, Net of Finance Costs	$ 10,673,803
Effective Interest Rate	7.05%	7.05%
Interest Payable	$ 326,249
Total debt						12,379,847
Lease liabilities:
Borrowing interest rate (as a percent)	6.625%	6.625%
5% Senior Notes due 2045 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 14,244,025	$ 790,610
Finance Costs	(440,422)
Principal, Net of Finance Costs	$ 13,803,603
Effective Interest Rate	5.39%	5.39%
Interest Payable	$ 102,874
Total debt						16,045,657
Lease liabilities:
Borrowing interest rate (as a percent)	5.00%	5.00%
5.25% Senior Notes due 2049 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 11,907,609	$ 660,928
Finance Costs	(308,781)
Principal, Net of Finance Costs	$ 11,598,828
Effective Interest Rate	5.59%	5.59%
Interest Payable	$ 62,515
Total debt						13,477,395
Lease liabilities:
Borrowing interest rate (as a percent)	5.25%	5.25%
6.125% Senior Notes due 2046 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 15,846,809	$ 879,572
Finance Costs	(127,888)
Principal, Net of Finance Costs	$ 15,718,921
Effective Interest Rate	6.47%	6.47%
Interest Payable	$ 485,308
Total debt						18,229,310
Lease liabilities:
Borrowing interest rate (as a percent)	6.125%	6.125%
8.79% Notes due 2027
Debt and Lease Liabilities
Principal							$ 4,500,000
Lease liabilities:
Borrowing interest rate (as a percent)							8.79%
8.79% Notes due 2027 | Mexican Peso
Debt and Lease Liabilities
Principal	$ 4,500,000
Finance Costs	(5,982)
Principal, Net of Finance Costs	$ 4,494,018
Effective Interest Rate	8.84%	8.84%
Interest Payable	$ 103,283
Total debt						4,491,175
Lease liabilities:
Borrowing interest rate (as a percent)	8.79%	8.79%
8.49% Senior Notes due 2037 | Mexican Peso
Debt and Lease Liabilities
Principal	$ 4,500,000
Finance Costs	(14,832)
Principal, Net of Finance Costs	$ 4,485,168
Effective Interest Rate	8.94%	8.94%
Interest Payable	$ 39,266
Total debt						4,484,450
Lease liabilities:
Borrowing interest rate (as a percent)	8.49%	8.49%
7.25% Senior Notes due 2043 | Mexican Peso
Debt and Lease Liabilities
Principal	$ 6,225,690
Finance Costs	(61,807)
Principal, Net of Finance Costs	$ 6,163,883
Effective Interest Rate	7.92%	7.92%
Interest Payable	$ 30,091
Total debt						6,162,407
Lease liabilities:
Borrowing interest rate (as a percent)	7.25%	7.25%
Bank loans | Mexican Peso
Debt and Lease Liabilities
Principal	$ 10,000,000
Finance Costs	(54,907)
Principal, Net of Finance Costs	$ 9,945,093
Effective Interest Rate	8.76%	8.76%
Interest Payable	$ 48,665
Total debt						9,928,198
Bank loans (Sky) | Mexican Peso
Debt and Lease Liabilities
Total debt						$ 2,650,000